UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-624-6782

Date of fiscal year end:	December 31 (MainStay Marketfield Fund)

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

MainStay Marketfield Fund‘s schedule of investments for the period ended March 31, 2015 is filed herewith.

MainStay Marketfield Fund

Portfolio of Investments March 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 59.4% †
	Aerospace & Defense 4.7%
	Honeywell International, Inc.	474,094	$49,452,745
	Lockheed Martin Corp.	516,766	104,882,828
	Northrop Grumman Corp. (a)	597,522	96,177,141
	United Technologies Corp.	403,590	47,300,748
			297,813,462
	Automobiles 0.5%
	Great Wall Motor Co., Ltd. Class H	4,326,343	30,580,975

	Banks 7.5%
¤	Bank of China, Ltd. Class H	243,202,576	140,225,022
¤	Bank of Ireland (b)	243,792,844	92,403,763
	Citigroup, Inc. (a)	1,224,810	63,102,211
	Itau Unibanco Holding S.A., ADR	2,886,734	31,927,278
	Sumitomo Mitsui Financial Group, Inc.	1,366,790	52,439,106
	U.S. Bancorp	1,067,702	46,626,546
	Wells Fargo & Co. (a)	929,932	50,588,301
			477,312,227
	Beverages 0.8%
	Suntory Beverage & Food, Ltd.	1,139,932	48,948,596

	Biotechnology 0.6%
	Grifols S.A.	937,764	40,313,075

	Building Products 0.5%
	Geberit A.G.	80,604	30,274,192

	Chemicals 1.5%
	Potash Corporation of Saskatchewan, Inc.	850,737	27,436,268
	Sherwin-Williams Co. (The) (a)	230,984	65,714,948
			93,151,216
	Construction Materials 2.5%
	Buzzi Unicem S.p.A.	1,425,622	21,383,962
	CRH PLC	1,386,771	35,999,882
	Eagle Materials, Inc. (a)	691,741	57,801,878
	Taiheiyo Cement Corp.	14,820,297	45,349,973
			160,535,695
	Diversified Financial Services 1.3%
	CME Group, Inc.	576,448	54,595,390
	Intercontinental Exchange, Inc.	120,888	28,199,544
			82,794,934
	Electrical Equipment 0.8%
	Rockwell Automation, Inc.	416,568	48,317,722

	Electronic Equipment, Instruments & Components 1.5%
	Hitachi, Ltd.	7,480,922	51,346,938
	Murata Manufacturing Co., Ltd.	338,200	46,626,397
			97,973,335
	Food & Staples Retailing 1.1%
	Costco Wholesale Corp. (a)	451,992	68,474,528

	Health Care Equipment & Supplies 0.6%
	Intuitive Surgical, Inc. (b)	81,113	40,964,498

	Hotels, Restaurants & Leisure 0.7%
	Dalata Hotel Group PLC (b)	11,431,862	44,866,213

	Household Durables 9.4%
	D.R. Horton, Inc. (a)	2,329,354	66,340,002
	Lennar Corp. Class A (a)	1,584,807	82,108,851
	Panasonic Corp.	4,274,559	56,205,274
	PulteGroup, Inc.	3,158,098	70,204,518
	Ryland Group, Inc. (The) (a)	825,765	40,247,786
	Sekisui House, Ltd.	3,071,701	44,704,666
	Sony Corp. (b)	2,019,806	53,722,276
	Sony Corp., Sponsored ADR (b)	1,695,779	45,412,962
	Toll Brothers, Inc. (b)	925,022	36,390,365
	Whirlpool Corp.	510,333	103,117,886
			598,454,586
	Insurance 2.0%
	China Life Insurance Co., Ltd. Class H	21,108,729	92,302,105
	China Pacific Insurance Group Co., Ltd. Class H	7,951,800	37,694,034
			129,996,139
	Internet Software & Services 1.8%
¤	Facebook, Inc. Class A (a)(b)	1,386,565	113,996,441

	Machinery 3.5%
	Cummins, Inc. (a)	324,620	45,005,317
	Deere & Co. (a)	622,401	54,578,344
	Fanuc Corp.	364,473	79,771,678
	Kubota Corp.	2,975,000	47,204,110
			226,559,449
	Metals & Mining 2.1%
	Glencore PLC (b)	15,519,957	65,820,768
	Nippon Steel & Sumitomo Metal Corp.	27,906,453	70,385,643
			136,206,411
	Personal Products 0.8%
	Kao Corp.	972,600	48,656,356

	Real Estate Investment Trusts 3.8%
	Green REIT PLC	35,564,146	62,561,228
	Hibernia REIT PLC	41,630,879	52,373,431
¤	Merlin Properties Socimi S.A. (b)	9,455,470	128,917,523
			243,852,182
	Real Estate Management & Development 4.1%
	Deutsche Wohnen A.G.	1,649,747	42,289,561
¤	Kennedy Wilson Europe Real Estate PLC	7,512,909	122,479,696
	Mitsubishi Estate Co., Ltd.	1,993,565	46,325,640
	St. Joe Co. (The) (a)(b)	2,895,379	53,738,234
			264,833,131
	Semiconductors & Semiconductor Equipment 2.7%
	Intel Corp.	1,852,031	57,913,009
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (a)	3,958,191	92,938,325
	Texas Instruments, Inc.	408,960	23,386,378
			174,237,712
	Software 0.7%
	FireEye, Inc. (b)	420,719	16,513,221
	Splunk, Inc. (b)	467,080	27,651,136
			44,164,357
	Specialty Retail 2.3%
	Home Depot, Inc. (The) (a)	666,236	75,691,072
	Inditex S.A.	2,178,745	69,999,764
			145,690,836
	Technology Hardware, Storage & Peripherals 0.6%
	Blackberry, Ltd. (b)	4,522,830	40,388,872

	Wireless Telecommunication Services 1.0%
	China Mobile, Ltd.	4,858,431	63,294,684

	Total Common Stocks (Cost $3,119,093,844)		3,792,651,824

	Exchange-Traded Funds 17.5% (c)
¤	iShares China Large-Cap ETF	5,056,264	224,750,935
¤	iShares MSCI Hong Kong ETF (a)	5,418,992	118,838,494
¤	iShares MSCI Japan ETF	12,065,405	151,179,525
¤	iShares Russell 2000 ETF	2,612,319	324,841,868
	iShares U.S. Home Construction Index Fund (a)	2,569,148	72,527,048
	Market Vectors Agribusiness ETF	695,608	37,284,589
	Market Vectors Gold Miners ETF	4,337,469	79,115,434
¤	SPDR S&P Homebuilders ETF (a)	2,858,644	105,369,618

	Total Exchange-Traded Funds (Cost $1,051,429,427)		1,113,907,511

	Preferred Stock 1.4%
	Banks 1.4%
¤	Bank of Ireland Trust-Preferred Security 10.24% (d)	78,927,000	89,228,409
	Total Preferred Stock (Cost $113,028,536)		89,228,409

	Notional Amount
Purchased Options 1.2%
Purchased Call Options 0.8%
CNH Put/USD Call, Expiring 5/27/15 at 6.248 CNH to 1 USD, European Style (e)	455,334,125	2,501,150
INR Put/USD Call, Expiring 6/9/15 at 63.25 INR to 1 USD, European Style (e)	1,000,000,000	10,632,000
TRY Put/USD Call, Expiring 5/15/15 at 2.62 TRY to 1 USD, European Style (e)	744,854,517	17,395,333
ZAR Put/USD Call, Expiring 6/1/15 at 12.25 ZAR to 1 USD, European Style (e)	897,892,576	23,101,878

Total Purchased Call Options (Cost $81,338,380)		53,630,361

Purchased Put Options 0.4%
EUR Put/USD Call, Expiring 5/18/15 at 1 EUR to 1.08 USD, European Style (e)	1,000,000,000	21,508,232
USD Put/JPY Call, Expiring 4/27/15 at 1 USD to 110 JPY, European Style (e)	916,003,211	38,472

	Number of Contracts
Apple, Inc. Strike Price $120.00 Expires 4/17/15, American Style (e)	5,000	500,000
Industrial Select Sector SPDR Fund Strike Price $56.00 Expires 5/15/15, American Style (e)	50,000	6,150,000

Total Purchased Put Options (Cost $26,704,114)		28,196,704

Total Purchased Options (Cost $108,042,494)		81,827,065

	Shares
Short-Term Investment 5.5%
Money Market Fund 5.5%
State Street Institutional Treasury Money Market Fund	350,000,000	350,000,000

Total Short-Term Investment (Cost $350,000,000)		350,000,000
Total Investments, Before Investments Sold Short (Cost $4,741,594,301) (i)	85.0%	5,427,614,809

Common Stocks Sold Short (1.7%)
Food Products (1.0%)
Danone	(957,835)	(64,493,114)

Industrial Conglomerates (0.7%)
General Electric Co.	(1,881,562)	(46,681,553)

Total Common Stocks Sold Short (Proceeds $117,042,560)		(111,174,667)

Exchange -Traded Funds Sold Short (9.3%) (c)
Industrial Select Sector SPDR Fund	(3,587,406)	(200,069,633)
iShares JP Morgan USD Emerging Markets Bond	(2,280,306)	(255,667,909)
iShares U.S. Real Estate ETF	(1,740,807)	(138,080,811)
Total Exchange -Traded Funds Sold Short (Cost $608,119,726)		(593,818,353)
Total Investments Sold Short (Proceeds $725,162,286) (f)	(11.0)%	(704,993,020)
Total Investments, Net of Investments Sold Short (Cost $4,016,432,015)	74.0	4,722,621,789
Other Assets, Less Liabilities	26.0	1,662,317,169
Net Assets	100.0%	$6,384,938,958

	Contracts Long	Unrealized Appreciation (Depreciation)(g)
Futures Contracts 0.1%
Euro-Bund May 2015 (h)	9,437	$(2,568,494)
H-Shares Index April 2015 (h)	4,605	13,115,372
Total Futures Contracts Long (Notional Amount $368,717,078)		10,546,878

	Contracts Short

Standard & Poor's 500 Index Mini June 2015 (h)	(6,371)	(6,006,324)
Total Futures Contracts Short (Notional Amount $656,467,840)		(6,006,324)
Total Futures Contracts (Notional Amount $287,750,762)		$4,540,554

¤	Among the Fund's 10 largest holdings or issuers, as of March 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	As of March 31, 2015, cash in the amount of $4,738,519 was on deposit with brokers for options transactions.
(f)	As of March 31, 2015, cash in the amount of $821,640,474 was on deposit with brokers for short sale transactions.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2015.
(h)	As of March 31, 2015, cash in the amount of $64,352,994 was on deposit with brokers for futures transactions.
(i)	As of March 31, 2015, cost was $4,759,286,452 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$821,441,910
Gross unrealized depreciation	(153,113,553)
Net unrealized appreciation	$668,328,357

Written Option
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium (Received)	Market Value
Put-Industrial Select Sector SPDR Fund, American Style	Morgan Stanley	$50.00	5/15/2015	(50,000)	$(900,000)	$(825,000)

As of March 31, 2015, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	(Pay)/Receive Fixed Rate[3]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ Depreciation[4]
Republic of South Africa
5.50%, due 3/9/20	Citibank N.A.	6/20/2019	Buy	$236,926	(1.00)%	$(10,781,199)	$7,026,830	$(3,754,369)
							$7,026,830	$(3,754,369)

1. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2015.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CNH	—Chinese Offshore Yuan
ETF	—Exchange-Traded Fund
EUR	—Euro
INR	—Indian Rupee
JPY	—Japanese Yen
SPDR	—Standard & Poor's Depositary Receipt
TRY	—Turkish Lira
ZAR	—South African Rand

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,792,651,824	$—	$—	$3,792,651,824
Exchange-Traded Funds	1,113,907,511	—	—	1,113,907,511
Preferred Stock	—	89,228,409	—	89,228,409
Short-Term Investment
Money Market Fund	350,000,000	—	—	350,000,000
Total Investments in Securities	5,256,559,335	89,228,409	—	5,345,787,744
Other Financial Instruments
Credit Default Swap Contracts	—	7,026,830	—	7,026,830
Futures Contracts Long (b)	13,115,372	—	—	13,115,372
Purchased Call Options	53,630,361	—	—	53,630,361
Purchased Put Options	28,196,704	—	—	28,196,704
Total Other Financial Instruments	94,942,437	7,026,830	—	101,969,267
Total Investments in Securities and Other Financial Instruments	$5,351,501,772	$96,255,239	$—	$5,447,757,011

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(111,174,667)	$—	$—	$(111,174,667)
Exchange Traded Funds Sold Short	(593,818,353)	—	—	(593,818,353)
Total Investments in Securities Sold Short	(704,993,020)	—	—	(704,993,020)
Other Financial Instruments
Futures Contracts Long (b)	(2,568,494)	—	—	(2,568,494)
Futures Contracts Short (b)	(6,006,324)	—	—	(6,006,324)
Written Options	(825,000)	—	—	(825,000)
Total Other Financial Instruments	(9,399,818)	—	—	(9,399,818)
Total Investments in Securities Sold Short and Other Financial Instruments	$(714,392,838)	$—	$—	$(714,392,838)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2015, certain foreign securities with a market value of $1,912,814,865 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2015 (Unaudited)

SECURITIES VALUATION.

The MainStay Funds Trust is comprised of thirty-eight separate funds (each a "Fund" and collectively, the "Funds"). This report is exclusively for the MainStay Marketfield Fund. The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of the Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ( "New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor or the Fund's third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

As of March 31, 2015, the aggregate value by input level, of the Fund's assets and liabilities is included at the end of the Fund's Portfolio of Investments.

The Fund may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. During the period ended March 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 31, 2015, the Fund did not hold any securities that were valued in such a manner.

Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund’s net asset value ("NAV") is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of March 31, 2015, no foreign equity securities were fair valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in other mutual funds are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Investments in Money Market Mutual Funds are valued at their respective NAVs at the close of business each day. Money Market Mutual Funds seek to maintain an NAV of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Credit default swaps are valued at prices supplied by a pricing agent or brokers selected by the Manager in consultation with the Subadvisor whose prices reflect broker/dealer supplied valuations and electronic data processing techniques. Swaps are marked-to-market daily and the change in value, if any, is recorded as unrealized appreciation or depreciation. These securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor measure the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:         /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date:      May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date:      May 29, 2015

By:         /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date:      May 29, 2015